LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure Of Legal Proceedings	LEGAL PROCEEDINGS
There are certain ongoing legal proceedings or threats of legal proceedings in which the Group is a party, but in which the Group believes the possibility of an adverse impact is remote and they are not discussed in this Note.
Antitrust litigation and consumer protection
Multi-district antitrust class and state claims
Indivior Inc. has entered into settlement agreements to resolve all claims of all plaintiff groups in the Company's previously-disclosed antitrust multi-district litigation ("Antitrust MDL"). In the Antitrust MDL, civil antitrust claims had been filed by three classes of Plaintiffs—namely, (i) 41 states and the District of Columbia (the "States"), (ii) end payors and (iii) direct purchasers (collectively, the "Plaintiffs"). The Plaintiffs generally alleged, among other things, that Reckitt Benckiser Pharmaceuticals, Inc. (“RBPI,” now known as Indivior Inc.) violated U.S. federal and/or state antitrust and consumer protection laws in attempting to delay generic entry of alternatives to SUBOXONE tablets. Plaintiffs further alleged that RBPI unlawfully acted to lower the market share of these products.
After engaging in informal settlement discussions and formal mediation, Indivior Inc. reached a settlement with the States for $103m on June 1, 2023. Indivior Inc. entered into a settlement agreement with the end payor class for $30m on August 14, 2023 and received final court approval on December 5, 2023. On October 22, 2023, Indivior Inc. entered into a settlement agreement with the remaining direct purchaser class for $385m, which received final court approval on February 27, 2024.
Other antitrust and consumer protection claims
In 2013, RBPI (now known as Indivior Inc.) received notice that it and other companies were defendants in a lawsuit initiated by writ in the Philadelphia County (Pennsylvania) Court of Common Pleas. See Carefirst of Maryland, Inc. et al. v. Reckitt Benckiser Inc., et al., Case. No. 2875, December Term 2013. The plaintiffs included approximately 79 entities, most of which appeared to be insurance companies or other providers of health benefits plans. The Carefirst plaintiffs' claims were resolved in connection with final approval of the end payor settlement in the Antitrust MDL, and the Carefirst action accordingly was dismissed on February 14, 2024.
Humana, Inc. filed a complaint in state court in Kentucky on August 20, 2021 with substantially the same claims as were raised in the Antitrust MDL. See Humana Inc. v. Indivior Inc., No. 21-CI-004833 (Ky. Cir. Ct.) (Jefferson Cnty). The court lifted a stay on October 30, 2023. Indivior moved to dismiss the complaint in February 2024. Separately, Centene Corporation, Wellcare Healthcare Plans, Inc., New York Quality Healthcare Corp. (d/b/a Fidelis Care), and Health Net, LLC filed a complaint in the Circuit Court for the County of Roanoke, Virginia alleging similar claims on January 13, 2023. See Centene Corp. v. Indivior Inc., No. CL23000054-00 (Va. Cir. Ct.) (Roanoke Cnty). Indivior demurred to the complaint and asserted pleas in bar in early February 2024.
Cases filed by (1) Blue Cross and Blue Shield of Massachusetts, Inc., Blue Cross and Blue Shield of Massachusetts HMO Blue, Inc., (2) Health Care Service Corp., (3) Blue Cross and Blue Shield of Florida, Inc., Health Options, Inc., (4) BCBSM, Inc. (d/b/a Blue Cross and Blue Shield of Minnesota) and HMO Minnesota (d/b/a Blue Plus), (5) Molina Healthcare, Inc., and (6) Aetna Inc. were filed in the Circuit Court for the County of Roanoke, Virginia. See Health Care Services Corp. v. Indivior Inc., No. CL20-1474 (Lead Case) (Va. Cir. Ct.) (Roanoke Cnty). In July 2023, Indivior Inc. and BCBSM, Inc. and HMO Minnesota agreed to mutual releases and settlement. The remaining plaintiffs asserted claims under federal and state RICO statutes, state antitrust statutes, state statutes prohibiting unfair and deceptive practices, state statutes prohibiting insurance fraud, and common law fraud, negligent misrepresentation, and unjust enrichment. The Group filed demurrers, which the court sustained in part and overruled in part. Separately, Indivior Inc. filed counterclaims against several plaintiffs alleging violations of certain insurance fraud statutes. The plaintiffs demurred. The court overruled HCSC's demurrer but sustained the demurrers of the remaining plaintiffs named in Indivior Inc.'s counterclaims. A jury trial on the Group's pleas in bar to the remaining plaintiffs' fraud claims was held on October 30 – November 3, 2023. The jury rendered a verdict finding that the plaintiffs' fraud claims are not barred by the statute of limitations. A jury trial on the merits has been set for July 15, 2024 – August 15, 2024.
The Group is still in the process of evaluating the claims, believes it has meritorious defenses, and intends to defend itself. No estimate of the range of potential loss can be made at this time.
Civil opioid litigation
The Group has been named as a defendant in more than 400 civil lawsuits alleging that manufacturers, distributors, and retailers of opioids engaged in a longstanding practice to market opioids as safe and effective for the treatment of long-term chronic pain to increase the market for opioids and their own market shares for opioids, or alleging individual personal injury claims. Most of these cases have been consolidated and are pending in a federal multi-district litigation ("the Opioid MDL") in the U.S. District Court for the Northern District of Ohio. See In re National Prescription Opiate Litigation, MDL No. 2804 (N.D. Ohio). Nearly two-thirds of the cases in the Opioid MDL were filed by cities and counties, while nearly one-third of the cases were filed by individual plaintiffs, most of whom assert claims relating to neonatal abstinence syndrome ("NAS"). Litigation against the Group in the Opioid MDL is stayed. Motions to remand have been denied or withdrawn in more than 50 cases to which the Group is a party (among numerous other defendants). Motions to remand remain pending in additional cases to which the Group is a party.
The Court in the Opioid MDL has indicated that it does not intend to set additional bellwether trials for Tier 2 and Tier 3 manufacturer and distributor defendants, provided that those defendants remain actively engaged in mediation. The plaintiffs' executive committee indicated that it may seek leave to amend complaints to name additional defendants based on ARCOS data concerning opioid products. The court held a status conference on February 14, 2024, but did not rule on whether such amendment will be permitted.
Separately, Indivior Inc. was named as one of numerous defendants in civil opioid cases that are not part of the Opioid MDL:
In 2017, Indivior Inc. was named as one of numerous defendants in International Brotherhood of Electrical Workers Local 728 Family Healthcare Plan v. Allergan, PLC et al., Case ID: 190303872 (C.P. Phila. Cnty). That case was consolidated with Lead Case No. 2017-008095 in Delaware County and stayed. The Delaware County court held a hearing on September 29, 2023 regarding the status of settlement discussions and other issues in various groups of cases in the consolidated action. On December 29, 2023, the court issued an order remanding all third-party payor cases, including the case involving Indivior, back to the Philadelphia Court of Common Pleas. The parties agreed that preliminary objections to the complaints would be due on the later of April 26, 2024, or one week after the remand order is docketed. The remand order has not yet been docketed. However, the Philadelphia Court of
Common Pleas held a status conference for all remanded cases on February 28, 2024, during which the court indicated that it does not intend to further stay proceedings.
Indivior also was named as one of numerous defendants in various other federal and state court cases that are not in the Opioid MDL and were brought by municipalities. These cases include, for example, 35 actions filed in New York state court that were removed to federal court, as well as cases filed in federal district courts sitting in Alabama, Florida, and Georgia. The plaintiffs filed motions to remand the New York cases, which remain pending. The plaintiffs in the case filed in the Northern District of Alabama have voluntarily dismissed their complaint, subject to certain tolling agreements. The various other federal actions currently are stayed, and Indivior is not yet required to substantively respond to the complaints.
Indivior Inc. was named as a defendant in five individual complaints filed in West Virginia state court that were transferred to West Virginia's Mass Litigation Panel. See In re Opioid Litigation, No. 22-C-9000 NAS (W.V. Kanawha Cnty. Cir. Ct.) ("WV MLP Action"). All five of Indivior Inc.'s cases in the WV MLP Action involved claims related to NAS. Indivior Inc. moved to dismiss all five complaints on January 30, 2023. By order dated April 17, 2023, the court granted Indivior's motions to dismiss. The plaintiffs filed a notice of appeal on June 30, 2023. Appellate briefing in the cases involving Indivior has been stayed.
Given the status and preliminary stage of litigation in both the Opioid MDL and the separate federal and state court actions, no estimate of possible loss in the opioid litigation can be made at this time.
False Claims Act allegations
In August 2018, the United States District Court for the Western District of Virginia unsealed a declined qui tam complaint alleging causes of action under the Federal and state False Claims Acts against certain entities within the Group predicated on best price issues and claims of retaliation. See United States ex rel. Miller v. Reckitt Benckiser Group PLC et al., Case No. 1:15-cv-00017 (W.D. Va.). The suit also seeks reasonable attorneys’ fees and costs. The Group filed a Motion to Dismiss in June 2021, which was granted in part and denied in part on October 17, 2023. The relator filed a sixth amended complaint against only Indivior Inc. on December 7, 2023. Indivior's deadline to respond to the sixth amended complaint is March 18, 2024.
In May 2018, Indivior Inc. received an informal request from the United States Attorney’s Office (“USAO”) for the Southern District of New York, seeking records relating to the SUBOXONE film manufacturing process. The Group provided the USAO certain information regarding allegations that the government received regarding SUBOXONE film. There has been no communication regarding this matter with the USAO since 2022.
U.K. shareholder claims
On September 21, 2022, certain shareholders issued representative and multiparty claims against Indivior PLC in the High Court of Justice for the Business and Property Courts of England and Wales, King’s Bench Division. On January 16, 2023, the representative served its Particular of Claims setting forth in more detail the claims against the Group, while the same law firm that represents the representative also sent its draft Particular of Claims for the multiparty action. The claims made in both the representative and multiparty actions generally allege that Indivior PLC violated the U.K. Financial Services and Markets Act 2000 (“FSMA 2000”) by making false or misleading statements or material omissions in public disclosures, including the 2014 Demerger Prospectus, regarding an alleged product-hopping scheme regarding the switch from SUBOXONE tablets to SUBOXONE film. Indivior PLC filed an application to strike out the representative action. On December 5, 2023, the court handed down a judgment allowing the Group's application to strike out the representative action. The court subsequently awarded certain costs to the Group. On January 23, 2024, the claimants requested permission to appeal the decision to the court of appeals.
The Group has begun its evaluation of the claims, believes it has meritorious defenses, and intends to vigorously defend itself. Given the status and preliminary stage of the litigation, no estimate of possible loss can be made at this time.
Tooth damage allegations
The Group has been named as a defendant in more than 40 lawsuits that have been consolidated into a multi-district litigation in the Northern District of Ohio. See In Re Suboxone (Buprenorphine/Naloxone) Film Products Liability Litigation, MDL No. 3092 (N.D. Oh.). The plaintiffs generally allege that the Group failed to properly warn physicians of the risk of dental injury, and further allege that SUBOXONE products were defectively designed. The plaintiffs generally seek compensatory damages, as well as punitive damages and attorneys’ fees and costs. Product liability cases such as these typically involve issues relating to medical causation, label warnings and reliance on those warnings, scientific evidence and findings, actual, provable injury and other matters. These cases are in their preliminary stages. The Group is evaluating the claims and its defenses, believes it has meritorious defenses, and intends to defend itself. No estimate of the range of potential loss can be made at this time. These lawsuits follow a June 2022 required revision to the Prescribing Information and Patient Medication Guide about dental problems reported in connection with buprenorphine medicines dissolved in the mouth to treat opioid use disorder. This revision was required by the FDA of all manufacturers of these products